 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending August 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
8/7/03	Shares of beneficial interest	18,900	8.4971	9.35	Merrill Lynch
8/8/03	Shares of beneficial interest	26,000	8.5815	9.37	Merrill Lynch
8/11/03	Shares of beneficial interest	29,000	8.4594	9.36	Merrill Lynch
8/12/03	Shares of beneficial interest	25,000	8.4826	9.36	Merrill Lynch
8/13/03	Shares of beneficial interest	29,000	8.4746	9.27	Merrill Lynch
8/15/03	Shares of beneficial interest	29,000	8.4213	9.26	Merrill Lynch
8/18/03	Shares of beneficial interest	27,000	8.4204	9.28	Merrill Lynch
8/19/03	Shares of beneficial interest	17,000	8.4706	9.33	Merrill Lynch
8/19/03	Shares of beneficial interest	26,000	8.4746	9.33	Merrill Lynch
8/20/03	Shares of beneficial interest	22,100	8.448	9.34	Merrill Lynch
8/21/03	Shares of beneficial interest	27,000	8.4805	9.35	Merrill Lynch
8/22/03	Shares of beneficial interest	27,000	8.5	9.35	Merrill Lynch
8/25/03	Shares of beneficial interest	26,000	8.4788	9.36	Merrill Lynch
8/26/03	Shares of beneficial interest	26,000	8.4785	9.37	Merrill Lynch
8/27/03	Shares of beneficial interest	26,000	8.4893	9.37	Merrill Lynch
8/28/03	Shares of beneficial interest	4,400	8.4923	9.40	Merrill Lynch
8/29/03	Shares of beneficial interest	2,500	8.5	9.41	Merrill Lynch

Total Shares Repurchased: 387,900

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management